Intangible Assets and Liabilities - Amortization of Favorable Lease Terms (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Favorable lease terms	$ (13,716)	$ (1,166)	$ (1,166)
Total	$ (13,716)	$ (1,166)	$ (1,166)